Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial assets

	2023	2022
At amortized cost:
Trade receivables	585,923	495,399
	585,923	495,399
Current	546,438	452,831
Non-current	39,485	42,568

Schedule of financial liabilities

	2023	2022
At amortized cost:
Trade payables	108,222	71,482
Loans and financing	1,800,775	1,882,901
Lease liabilities	874,569	769,525
Accounts payable to selling shareholders	566,867	528,678
Notes payable	-	62,176
	3,350,433	3,314,762
Current	678,370	573,030
Non-current	2,672,063	2,741,732

Schedule of loans and financing

Financial institution	Currency	Interest rate	Maturity	2023	2022

Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.90% p.y.	2025	412,880	518,134
FINEP (b)	Brazilian real	TJLP p.y.	2027	11,193	8,418
Banco Itaú Unibanco S.A. (c)	Brazilian real	CDI + 1.75% p.y.	2024	21,405	32,252
Softbank (d)	Brazilian real	6.5% p.y.	2026	825,957	824,258
Debentures (e)	Brazilian real	CDI + 1.80% p.y.	2028	529,340	499,839
				1,800,775	1,882,901
Current				179,252	145,202
Non-current				1,621,523	1,737,699

Schedule of right-of-use assets and lease liabilities

	Right-of-use assets	Lease liabilities

As of January 1, 2021	419,074	447,703
Additions	62,689	62,689
Remeasurement	95,962	95,962
Business combinations	139,514	139,514
Depreciation expense	(43,237)	-
Interest expense	-	67,212
Payments of lease liabilities	-	(20,075)
Payments of interest	-	(67,676)
Write-off (i)	(10,316)	(11,244)
As of December 31, 2021	663,686	714,085
Current	-	24,955
Non-current	663,686	689,130

	Right-of-use assets	Lease liabilities

As of January 1, 2022	663,686	714,085
Additions	42,250	42,250
Remeasurement	58,623	58,623
Depreciation expense	(54,684)	-
Interest expense	-	88,571
Payments of lease liabilities	-	(28,511)
Payments of interest	-	(85,001)
Write-off (i)	(19,802)	(20,492)
As of December 31, 2022	690,073	769,525
Current	-	32,459
Non-current	690,073	737,066

	Right-of-use assets	Lease liabilities
As of January 1, 2023	690,073	769,525
Additions	7,328	7,328
Remeasurement	70,387	70,387
Business combination	65,408	65,408
Depreciation expense	(63,118)	-
Interest expense	-	100,849
Payments of lease liabilities	-	(31,473)
Payments of interest	-	(103,911)
Write-off (i)	(2,469)	(3,544)
As of December 31, 2023	767,609	874,569
Current	-	36,898
Non-current	767,609	837,671

(i)	Refers to anticipated termination of real estate leasing contracts.

Schedule of accounts payable to selling shareholders

	2023	2022

Acquisition of IPEMED (a)	12,805	22,654
Acquisition of UniRedentor (b)	27,155	72,064
Acquisition of UniSL (c)	15,064	37,301
Acquisition of FCMPB (d)	63,168	111,755
Acquisition of Medical Harbour (e)	3,000	4,053
Acquisition of Shosp (f)	454	2,206
Acquisition of Unigranrio (g)	156,235	216,716
Acquisition of RX PRO (h)	-	1,781
Acquisition of Guaranhuns (i)	-	30,653
Acquisition of Além da Medicina (j)	18,325	11,996
Acquisition of CardioPapers (k)	14,173	7,979
Acquisition of Glic (l)	-	9,520
Acquisition of DelRey (m)	256,488	-
	566,867	528,678
Current	353,998	261,711
Non-current	212,869	266,967

Schedule of accounts payable

	2023	2022	2021

Opening balance	528,678	679,826	518,240
Cash flows - Payments and deductions	(225,460)	(236,760)	(180,020)
Payment of interest (i)	(55,989)	(24,428)	(12,661)
Acquisition of licenses	-	24,408	54,000
Interest	85,069	68,064	31,915
Additions - Consideration to be transferred on business combinations	234,000	-	243,816
Consideration to be transferred on business combinations (earn-outs)	-	27,921	24,536
Reversals	-	(10,353)	-
Remeasurement of earn-outs (ii)	2,556	-	-
Other	(1,987)	-	-
Closing balance	566,867	528,678	679,826

(i)	Payment of interest from acquisition of subsidiaries are included in cash flows from investing activities.
(ii)	During the measurement period, management’s expectation has been reviewed based on performance for revenue goals and the contingent consideration for the acquisition of Além da Medicina, CardioPapers and Glic have been remeasured by R$4,773, R$5,082 and (R$7,299), respectively, totaling R$2,556 as of December 31, 2023. These are measured by the Company at the present value.

Schedule of carrying amount of notes payable and the movements

	2023	2022	2021

Opening balance	62,176	72,726	76,181
Payments (i)	(49,347)	(12,000)	(9,800)
Payments of interest (i)	(15,529)	(3,008)	(1,268)
Monetary indexation	2,700	4,458	7,613
Closing balance	-	62,176	72,726
Current	-	62,176	14,478
Non-current	-	-	58,248

(i)	The amounts are included in cash flows from investing activities.

Schedule of fair values of the company's financial instruments

	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Trade receivables (non-current)	39,485	39,485	42,568	42,568
	39,485	39,485	42,568	42,568

Financial liabilities
Loans and financing	1,800,775	1,795,752	1,882,901	1,934,295
Lease liabilities	874,569	874,569	769,525	769,525
Accounts payable to selling shareholders	566,867	566,867	528,678	528,678
Notes payable	-	-	62,176	62,176
	3,242,211	3,237,188	3,243,280	3,294,674

Schedule of income before income taxes

	2023	Index - % per year	Base rate
Cash equivalents	518,111	100.8% of CDI	60,846
Loans and financing	(529,340)	CDI + 1.8%	(71,196)
Loans and financing	(412,880)	CDI + 1.9%	(55,945)
Loans and financing	(11,193)	TJLP	(733)
Loans and financing	(21,405)	CDI + 1.75%	(2,868)
Accounts payable to selling shareholders	(274,428)	CDI	(31,971)
Accounts payable to selling shareholders	(256,488)	SELIC	(29,881)
Net exposure			(131,748)

	Increase in basis points
	+75	+150
Effect on profit before tax	(7,407)	(14,814)

Schedule of sensitivity foreign currency

	Exposure	+10%	-10%

Cash equivalents	23,173	2,317	(2,317)

Schedule of maturity profile of financial liabilities

As of December 31, 2023	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	108,222	-	-	-	108,222
Loans and financing	298,981	1,383,255	568,326	-	2,250,562
Lease liabilities	137,735	268,724	255,456	1,261,213	1,923,128
Accounts payable to selling shareholders	387,693	231,478	-	-	619,171
Advances from customers	153,485	-	-	-	153,485
	1,086,116	1,883,457	823,782	1,261,213	5,054,568

As of December 31, 2022	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	71,482	-	-	-	71,482
Loans and financing	287,741	788,190	1,237,599	-	2,313,530
Lease liabilities	117,506	234,688	219,127	1,139,771	1,711,092
Accounts payable to selling shareholders	282,481	339,281	-	-	621,762
Notes payable	62,176	-	-	-	62,176
Advances from customers	133,050	-	-	-	133,050
	954,436	1,362,159	1,456,726	1,139,771	4,913,092

Schedule of changes in liabilities arising from financing activities

	January 1, 2023	Payments of principal	Payments of interest	Additions	Interest	Business combination	Other	December 31, 2023

Loans and financing (i)	1,882,901	(112,630)	(175,889)	5,288	197,678	-	3,427	1,800,775
Lease liabilities (i)	769,525	(31,473)	(103,911)	77,715	100,849	65,408	(3,544)	874,569
Dividends payable	-	(18,750)	-	18,750	-	-	-	-
	2,652,426	(162,853)	(279,800)	101,753	298,527	65,408	(117)	2,675,344

	January 1, 2022	Payments of principal	Payments of interest	Additions	Interest	Business combinations	Other	December 31, 2022

Loans and financing (i)	1,374,876	(1,791)	(116,587)	496,885	127,559	-	1,959	1,882,901
Lease liabilities (i)	714,085	(28,511)	(85,001)	100,873	88,571	-	(20,492)	769,525
Dividends payable	-	(19,736)	-	19,736	-	-	-	-
	2,088,961	(50,038)	(201,588)	617,494	216,130	-	(18,533)	2,652,426

	January 1, 2021	Payments of principal	Payments of interest	Additions (ii)	Interest	Business combinations	Other	December 31, 2021

Loans and financing (i)	617,485	(107,766)	(50,310)	809,539	68,909	36,591	428	1,374,876
Lease liabilities (i)	447,703	(20,075)	(67,676)	158,651	67,212	139,514	(11,244)	714,085
Dividends payable	-	(18,648)	-	18,648	-	-	-	-
	1,065,188	(146,489)	(117,986)	986,838	136,121	176,105	(10,816)	2,088,961

(i)	Payment of interest of loan and financing and lease liabilities are included in cash flows from financing activities.
(ii)	The additions of loans and financing in 2021 include proceeds from the SoftBank transaction of R$822,569, net of the transaction costs of R$13,030.